Document and Entity Information	Dec. 06, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 06, 2024
Entity File Number	001-32312
Entity Registrant Name	NOVELIS INC.
Entity Tax Identification Number	98-0442987
Entity Address, Address Line One	3550 Peachtree Road NE, Suite 1100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	760-4000
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Z4
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001304280
Amendment Flag	false